WARRANTS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Class of Warrant or Right, Grants in Period, Net of Forfeitures	0	1,100,000
Class of Warrant or Right, Grants in Period, Contractual Term		2 years
Class of Warrant or Right, Outstanding, Intrinsic Value	$ 0.20	$ 0.20